Note 7 - Investment Securities Available for Sale - Amortized Cost and Fair Value of Investment Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortized cost	$ 1,666	$ 2,354
Gross unrealized gains	2	0
Gross unrealized losses	(2)	(13)
Fair value	1,666	2,341
Government National Mortgage Association (GNMA) [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Amortized cost	1,631	2,281
Gross unrealized gains	1	0
Gross unrealized losses	(2)	(13)
Fair value	1,630	2,268
Federal National Mortgage Association (FNMA) [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Amortized cost	35	73
Gross unrealized gains	1	0
Gross unrealized losses	0	0
Fair value	$ 36	$ 73